Basis of preparation and significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of detailed information about impact on equity

Impact on the consolidated statement of financial position as at 31 December 2025

	As previously reported	Adjustment	Restated
	€’000	€’000	€’000
Intangible assets	21,522	(2,226)	19,296
Goodwill	6,602	(1,743)	4,859
Total non-current assets	29,612	(3,969)	25,643
Total assets	36,039	(3,969)	32,070
Other payables - long-term	3,067	(201)	2,866
Total non-current liabilities	3,348	(201)	3,147
Total liabilities	15,534	(201)	15,333
Net assets	20,505	(3,768)	16,737

Impact on equity as at 31 December 2025

	As previously reported	Adjustment	Restated
	€’000	€’000	€’000
Share premium	240,680	1,324	242,004
Other equity reserve	6,797	(1,802)	4,995
Foreign currency translation reserve	-	(1,647)	(1,647)
Retained earnings	(239,816)	(2,411)	(242,227)
Non-controlling interests	4,343	768	5,111
Total equity	20,505	(3,768)	16,737

Schedule of detailed information about impact on equity

Impact on equity as at 31 December 2025

	As previously reported	Adjustment	Restated
	€’000	€’000	€’000
Share premium	240,680	1,324	242,004
Other equity reserve	6,797	(1,802)	4,995
Foreign currency translation reserve	-	(1,647)	(1,647)
Retained earnings	(239,816)	(2,411)	(242,227)
Non-controlling interests	4,343	768	5,111
Total equity	20,505	(3,768)	16,737